Expense Example - Nationwide Mellon Dynamic US Core Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Eagle Class Shares 1 Year	Eagle Class Shares 3 Years	Eagle Class Shares 5 Years	Eagle Class Shares 10 Years
USD ($)	653	831	1,024	1,581	259	505	876	1,917	127	409	712	1,574	51	173	307	696	62	208	367	829	61	205	362	817